DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Realized (losses) gains:		$ 28,721	$ 4,354
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue, Other income, net	Cost of Revenue	Cost of Revenue
Gains (losses) deferred in Accumulated Other Comprehensive Loss	$ (16,014)	$ 31,786	$ 11,209
Unrealized (losses) gains:			(1,257)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	(21,141)	42,622	11,438
Cost of Sales
Derivative [Line Items]
Total derivative net realized (losses) gains	(8,196)
Unrealized (losses) gains:	2,435	(2,848)
Other income, net
Derivative [Line Items]
Total derivative net realized (losses) gains	639
Unrealized (losses) gains:	(843)
Other Income
Derivative [Line Items]
Unrealized (losses) gains:		469
Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized (losses) gains:	(8,461)
Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized (losses) gains:	1,285
Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Realized (losses) gains:	639
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	790	(6,380)	1,336
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized (losses) gains:		22,546	2,399
Unrealized (losses) gains:	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized (losses) gains:		3,341	(403)
Unrealized (losses) gains:	(440)	589	388
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized (losses) gains:		0
Unrealized (losses) gains:	0	0
Foreign currency forward contracts: | Other income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized (losses) gains:		0	0
Unrealized (losses) gains:	0	0	0
Foreign currency forward contracts: | Other income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized (losses) gains:		0	0
Unrealized (losses) gains:	0	0	0
Foreign currency forward contracts: | Other income, net | Fair value hedges
Derivative [Line Items]
Realized (losses) gains:		0
Unrealized (losses) gains:	(843)	469
Commodity Contract [Member]
Derivative [Line Items]
Realized (losses) gains:	(1,020)
Commodity Contract [Member] | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0
Commodity Contract [Member] | Cost of Sales
Derivative [Line Items]
Realized (losses) gains:		2,834	2,358
Unrealized (losses) gains:	2,875	(3,437)	(1,645)
Commodity Contract [Member] | Other income, net
Derivative [Line Items]
Realized (losses) gains:		0	0
Unrealized (losses) gains:	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains (losses) deferred in Accumulated Other Comprehensive Loss	(21,931)	49,002	10,102
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized (losses) gains:	0	0	0
Interest rate swap contracts: | Other income, net
Derivative [Line Items]
Unrealized (losses) gains:	$ 0	$ 0	$ 0